FEDERATED EQUITY FUNDS
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 30, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED EQUITY FUNDS (the “Trust”)
Federated Clover Small Value Fund
Class A Shares
   Class C Shares
Class R Shares
Institutional Shares
Federated Clover Value Fund
Class A Shares
Class B Shares
Class C Shares
Class R Shares
Institutional Shares
Federated Prudent Bear Fund
Class A Shares
Class C Shares
Institutional Shares
1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 119 on November 29, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary

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